INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Opening balance	$ 4,633	$ 3,728	$ 1,993
Decrease related to settlements with taxing authorities	(2,382)	(796)	0
Increase related to prior year tax positions	976	74	120
Decrease related to expiration of statutes of limitations	0	(92)	(242)
Increase related to current year tax positions	643	1,719	1,857
Closing balance	$ 3,870	$ 4,633	$ 3,728